Common Shares (Details Textual)	12 Months Ended
Apr. 30, 2011 PositionsEliminated Facilities RetailMarketSegment UnionContract Votes Plants
Common Shares (Textuals) [Abstract]
Number of votes per share	10
Number of votes per share after change in beneficial ownership	1
Minimum percentage of outstanding common shares held by persons or group	10.00%
Value To redeem per right	0.001